ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($)						12 Months Ended
	Sep. 09, 2015	Jun. 08, 2015	Jun. 05, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)						50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						$ 2,604,886	$ 11,151,900	$ 1,646,172	$ 419,305
Accounts receivable, net						1,645,237	3,748,398
Inventories, net						224,148	94,409
Prepaid expenses and other current assets						8,677,630	25,281,434
Amounts due from related parties						212,805	806,423
Total current assets						13,427,992	41,082,564
Property and equipment, net						1,977,659	478,075
Investments						720,150
Other non-current assets						151,552
Total non-current assets						260,617,072	301,691,520
TOTAL ASSETS						274,045,064	342,774,084
Accounts and notes payable						2,200,451	3,831,218
Accrued expenses and other current liabilities						9,033,258	19,970,456
Advance from customers						2,282,353	828,437
Amounts due to related parties						1,711,028	319,767
Total current liabilities						15,227,090	24,949,878
Other non-current liabilities						1,352,202	502,180
Total non-current liabilities						10,420,762	13,142,916
TOTAL LIABILITIES						25,647,852	38,092,794
Net loss						(25,293,145)	(93,570,188)	(43,856,347)
Net cash provided by operating activities						(5,826,386)	(33,531,299)	(31,960,060)
Net cash used in investing activities						(2,580,471)	(11,896,319)	(586,534)
Net cash provided by financing activities						0	$ 54,882,878	$ 33,767,971
Century Winning Limited [Member] | Wowo Group Limited [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Payment received from sale of equity interest of a subsidiary	$ 1
Payment by Buyer for net liabilities	$ 47,390,420
Ordinary shares [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued							75,960,000
Ordinary shares issued for consideration		741,422,780					741,422,780
Ordinary shares [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				3,960,000
ADS [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					4,000,000
Net proceeds received					$ 35,200,000
Price per share					$ 10
ADS [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				220,000
Net proceeds received				$ 2,100,000
Price per share				$ 10
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						1,923,903	$ 2,137,414
Accounts receivable, net						1,645,237	3,748,398
Inventories, net						224,148	94,409
Prepaid expenses and other current assets						7,812,462	19,919,504
Amounts due from related parties						212,805	661,275
Total current assets						11,818,555	26,561,000
Property and equipment, net						1,864,660	317,186
Investments						720,150	0
Other non-current assets						151,553	0
Total non-current assets						2,736,363	317,186
TOTAL ASSETS						14,554,918	26,878,186
Accounts and notes payable						2,200,292	3,818,023
Accrued expenses and other current liabilities						8,198,754	19,134,673
Advance from customers						2,282,353	828,437
Amounts due to related parties						1,650,168	319,767
Total current liabilities						14,331,567	24,100,900
Other non-current liabilities						1,086,342	0
Total non-current liabilities						1,086,342	0
TOTAL LIABILITIES						15,417,909	24,100,900
Total revenues						66,288,019	11,477,552
Net loss						$ (17,022,631)	$ (8,052,187)
Percentage contributed to consolidated revenues						90.60%	100.00%	0.00%
Percentage contributed to consolidated total assets						5.30%	7.80%
Percentage contributed to consolidated total liabilities						60.10%	63.30%
Net cash provided by operating activities						$ 2,657,916	$ 238,302
Net cash used in investing activities						(2,578,472)	(44,228)
Net cash provided by financing activities
JMU HK [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Ordinary shares issued for consideration			741,422,780
Cash consideration			$ 30